LEASES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2019	Sep. 30, 2017
Leases [Abstract]
Lease agreement term (in years)						7 years
Lease extension term (in years)						5 years
Initial base rent per month					$ 30	$ 100
Annual escalations (as a percent)					2.00%	2.00%
Operating lease expense	$ 800	$ 900	$ 3,700	$ 3,400
Payments included in measurement of lease liability	$ 600	$ 600	$ 2,200	$ 2,200
Remaining term of operating lease (in years)	1 year 3 months 18 days		1 year 6 months	2 years 6 months
Weighted-average discount rate (as a percent)	8.20%		8.20%	8.20%